Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	40 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent		6.00%	4.40%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.88%	(1.35%)
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Average Annual Return, Percent		6.70%	4.27%